Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Income (loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:
	For the Six Months Ended June 30,
	2025	2024
Non-PRC	$(119)	$(176)
PRC	6,887	5,825
Total	$6,768	$5,649

Schedule of Income Tax Provision	The components of the income tax provision are as follows:
	For the Six Months Ended June 30,
	2025	2024

Current income tax expense	$786	$430
Deferred income tax expense	1	207
Total income tax expense	$787	$637

Schedule of Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30,
	2025	2024
PRC statutory income tax rate	25.0%	25.0%
Effect of preferential tax rates (a)	(15.2)%	(12.7)%
Eligible additional deduction (b)	(1.0)%	(3.1)%
Impact of different tax rates in other jurisdictions	0.4%	0.8%
Non-taxable and exemptions	-%	0.1%
Permanent differences (c)	2.4%	1.2%
Effective income tax rate	11.6%	11.3%

(a)	Preferential tax rates for small and micro enterprises and high-tech entities.
(b)	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.
(c)	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.

Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	As of June 30, 2025	As of December 31, 2024
Deferred tax assets:
Net operating losses carryforward	$306	$280
Allowance for credit losses	866	791
Deferred income (a)	253	256
Intangible assets (b)	192	193
Operating lease liabilities	1,439	1,806
Total deferred tax assets	3,056	3,326
Less: valuation allowance	-	-
Total deferred tax assets, net of valuation allowance	3,056	3,326
Net off against deferred tax liabilities	(1,517)	(1,892)
Net deferred tax assets	$1,539	$1,434

Deferred tax liabilities:
Property and equipment (c)	$157	$41
Operating lease right-of-use assets	1,515	1,904
Deferred tax liabilities	1,672	1,945
Net off against deferred tax assets	(1,517)	(1,892)
Net deferred tax liabilities	$155	$53

(a)	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.
(b)	Intangible assets represent the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.
(c)	Property and equipment represent the amortized temporary difference between the tax basis and the accounting basis.

Schedule of Tax Payable	Tax payable consisted of the following:
	As of June 30, 2025	As of December 31, 2024
Value-added tax payable	$2,791	$1,879
Income tax payable	617	821
Other taxes payable	294	317
Total	$3,702	$3,017